CONVERTIBLE NOTES (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	May. 31, 2015	May. 25, 2015	May. 31, 2014	Feb. 28, 2015	Feb. 28, 2014
Warrants issued		193,705
Beneficial conversion feature			$ 31,221	$ 2,324,759
2013 Notes (1) [Member]
Convertible promissory notes issued				$ 1,487,000
Convertible note interest rate				8.00%
Warrants issued				9,923
Warrant exercise price				$ 45.00
Amended exercise price				$ 31.50
Amended note principal balance				$ 1,387,000
Shares issued pursuant to amendment				6,180
Loss on extinguishment of debt				$ 32,853
Weighted average fair value				$ 1.00
Discount rate				1.27%
Expected term				4 years
Volatility rate				121.00%
Warrants valued at a discount to convertible debt				$ 71,543
Accretion - discount				159,647	$ 77,207
Principal repaid				$ 100,000
Convertible note maturity date				Dec. 31, 2013
Gross proceeds minimum aggregate				$ 3,500,000
Per security price of securities sold in Qualified Financing				$ 1.15
Conversion price right				37.50
Amended conversion price				$ 2.50
Conversion notes				$ 100,000
2014 Notes (1) [Member]
Convertible promissory notes issued				$ 500,000
Convertible note interest rate				8.00%
Warrants issued				5,557
Warrant exercise price				$ 31.50
Weighted average fair value				$ 22.20
Discount rate				0.88%
Expected term				4 years
Volatility rate				129.00%
Accretion - discount				$ 379,672	$ 752,762
Principal repaid				$ 3,357,000
Convertible note maturity date				May 31, 2014
Gross proceeds minimum aggregate				$ 3,500,000
Per security price of securities sold in Qualified Financing				$ 1.15
Conversion price right				$ 22.50
Conversion notes				$ 3,357,000
Conversion note interest				201,413
Expense on exchange of debt				2,324,759
The 2014 Notes (2) [Member]
Convertible promissory notes issued				$ 855,000
Convertible note interest rate				8.00%
Warrants issued				9,506
Warrant exercise price				$ 31.50
Gross proceeds minimum aggregate				$ 5,000,000
Per security price of securities sold in Qualified Financing				$ 1.15
Conversion price right				$ 22.50
2014 Notes (3) [Member]
Convertible promissory notes issued				$ 465,000
Convertible note interest rate				8.00%
Warrants issued				10,339
Warrant exercise price				$ 22.50
Conversion price right				$ 22.50